Performance Management - Neuberger Berman Emerging Markets Debt Hard Currency ETF	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The Fund will adopt the performance history of its predecessor fund, Neuberger Berman Emerging Markets Debt Fund. The information shown below is for the predecessor fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year, as represented by the performance of the predecessor fund’s Institutional Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
The predecessor fund had a higher management fee, a different benchmark index, and different principal investment strategies, which included investments in emerging markets debt denominated in local currencies, prior to August 8, 2025. The Fund’s performance prior to that date may have been different if the current management fee and principal investment strategies had been in effect.

Returns of the predecessor fund would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

While the Fund’s shares would have substantially similar annual returns to the Institutional Class shares of the predecessor mutual fund, their performance may differ from that shown because the Fund has lower expenses than the predecessor fund’s Institutional Class shares. Performance for the Fund’s Shares has not been adjusted to reflect the Fund’s Shares’ lower expenses than those of the predecessor fund’s Institutional Class shares. Performance for the predecessor fund is based on the NAV per share of the predecessor fund shares rather than on market-determined prices.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com/ETF or call 877-628-2583 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the performance of the Fund’s Shares has varied from year to year, as represented by the performance of the predecessor fund’s Institutional Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and additional indices.
Performance Additional Market Index [Text]	The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Bar Chart [Heading]	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	13.22%
Worst quarter:	Q1 2020	-16.21%
Year to Date performance as of: 3/31/2025 3.37%
Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	3.37%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	13.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(16.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/24
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Emerging Markets Debt Hard Currency ETF	1 Year	5 Years	10 Years
Return Before Taxes	2.89	-0.31	1.98
Return After Taxes on Distributions	0.63	-1.79	0.66
Return After Taxes on Distributions and Sale of Fund Shares	2.07	-0.54	1.41
J.P. Morgan Emerging Markets Bond Index (EMBI®) — Global Diversified* (reflects no deduction for fees, expenses or taxes)	6.54	0.12	3.13
J.P. Morgan Emerging Markets Blended Hard Currency / Local Currency 50-50 Index** (reflects no deduction for fees, expenses or taxes)	2.28	-0.32	2.06
50% J.P. Morgan Government Bond Index (GBI) — Emerging Markets Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI®) — Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) — Diversified (reflects no deduction for fees, expenses or taxes)	2.21	-0.41	2.04
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	The Fund compares its performance to J.P. Morgan EMBI® — Global Diversified rather than the J.P. Morgan Emerging Markets Blended Hard Currency / Local Currency 50-50 Index or the secondary index because the J.P. Morgan EMBI® — Global Diversified has characteristics that are more representative of the Fund’s investment strategy than the J.P. Morgan Emerging Markets Blended Hard Currency / Local Currency 50-50 Index and secondary index, which were used by the predecessor fund.
**
On July 24, 2024, the predecessor fund began comparing its performance to the J.P. Morgan Emerging Markets Blended Hard Currency / Local Currency 50-50 Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 50% J.P. Morgan Government Bond Index (GBI) — Emerging Markets Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI®) — Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) — Diversified was maintained as a secondary index as it shows how the predecessor fund’s performance compares to an index with characteristics that are more representative of the predecessor fund’s investment strategy than the J.P. Morgan Emerging Markets Blended Hard Currency / Local Currency 50-50 Index.

Average Annual Return, Caption [Optional Text]	Emerging Markets Debt Hard Currency ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.nb.com/ETF
Performance Availability Phone [Text]	877-628-2583